Note 9 - Subsequent Events (Details Textual) - The 2015 Unit Offering [Member] - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended
	Nov. 13, 2016	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Proceeds from Convertible Debt		$ 1,405,000	$ 857,000	$ 1,940,000	$ 1,635,000
Subsequent Event [Member]
Proceeds from Convertible Debt	$ 200,000